Income Tax Provision (Details) - Schedule of Income Taxes Provided at the Federal Statutory Rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of income taxes provided at the federal statutory rate [Abstract]
Income tax benefit computed at U.S. statutory rate	$ (6,804)	$ (1,503)
Research and development credits	(38)	(131)
Stock-based compensation	1,033
Amortization of intangible assets	(60)	(60)
Goodwill impairment	2,089
Valuation allowance changes affecting tax provision	3,774	1,693
Other	6	1
Income tax provision